UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oslo Asset Management ASA
Address: Fjordalleen 16, postbox 1423 Vika
         0115 oslo, Norway

13F File Number: 028-14170

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Petter Sogn
Title:   Chief Financial Officer
Phone:   47-24130071
Signature, Place, and Date of Signing:

    Petter Sogn   Oslo, Norway   April 23,2012

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  376,796



List of Other Included Managers:

No.  13F File Number    Name

FORM 13F INFORMATION TABLE
                                                         VALUE SHARES/   SH/ PUT/ INVESTMENT OTHER    VOUTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS      CUSIP  (X$1000) PRN AMT   PRN CALL  DSCRETN  MANAGERS   SOLE   SHARNONE
HALLIBURTON CO             COM             406216101     22324  672600 SH       SOLE                  672600
BAKER HUGHES INC           COM             057224107     30754  733278 SH       SOLE                  733278
NEWPARK RESOURCES INC      COM PAR $.01NEW 651718504     45664 5575600 SH       SOLE                 5575600
BP PLC-SPONS ADR           SPONSORED ADR   055622104     54364 1208082 SH       SOLE                 1208082
DEVON ENERGY CORP          COM             25179M103      4360   61300 SH       SOLE                   61300
BALTIC TRADING LIMITED	   COM		   Y0553W103	  1335  321783 SH	SOLE		      321783
HESS CORP                  COM             42809H107     59074 1002100 SH       SOLE                 1002100
DENBURY RESOURCES INC      COM NEW         247916208     69255 3798974 SH       SOLE                 3798974
TRANSOCEAN LTD		   REG SHS         H8817H100     19861  363095 SH       SOLE                  363095
SCHLUMBERGER		   COM		   806857108	  5294 	 75700 sH       SOLE                   75700
NATURAL GAS SERVICES GROUP COM		   63886Q109      2079  157532 SH       SOLE                  157532
SEADRILL LIMITED	   SHS	           G7945E105      3563   95000 SH       SOLE                   95000
PATTERSON UTI ENERGY INC   COM             703481101      6259  362000 SH       SOLE                  362000
NEWFIELD EXPLORATION CO	   COM             651290108     52610 1517000 SH       SOLE                 1517000